Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 606,917		$ 356,488	$ 566,649
Expenses disallowed by tax regulation	3,055		14,689	10,185
Tax exempted (income) expenses by tax regulation	(165,979)		66,353	(256,788)
Temporary differences not recognized as deferred tax assets	(608)		(10,951)	(85,168)
Prior year income tax under (over) estimation	(5,016)		3,729	67,885
Income tax on unappropriated retained earnings	74,540		28,165	246,684
Impact of change in tax rate			(2,774)
Effect of different tax rates in countries in which the Group operates	770		919	1,040
Income tax expense	$ 513,679	$ 17,174	$ 456,618	$ 550,487